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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: __________
       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lowell Haims
Title:   Chief Administrative Officer
Phone:   (203) 629-1980

Signature, Place, and Date of Signing:

 /s/ Lowell Haims           Greenwich, CT                  May 9, 2011
-------------------  ----------------------------  ---------------------------
    (Signature)             (City, State)                    (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                   Name
--------------------                   ---------------------------------------
028-01190                              Frank Russell Company

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                             Form 13F SUMMARY PAGE

Report Summary:  Sound Shore Management, Inc.

Number of Other Included Managers:                                    1

Form 13F Information Table Entry Total:                              55

Form 13F Information Table Value Total:                      $6,613,336
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.      Form 13F File number            Name
---      --------------------            ----------------------
1.       028-10338                       One Compass Advisors

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
             Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06830
                                                                                                                     3/31/2011

                                                                            Item 6                           Item 8
                             Item 2                                  Investment Discretion              Voting Authority
                             Title   Item 3     Item 4              -----------------------        ---------------------------
          Item 1               of    Cusip    Mkt. Value   Item 5      Sole    Shared Other Item 7    Sole    Shared   None
      Name of Issuer         Class   Number    x $1000     Shares      (A)      (B)    (C)  Mgrs.     (A)      (B)     (C)
---------------------------- ------ --------- ---------- ---------- ---------- ------ ----- ------ ---------- ------ ---------
Abbott Laboratories          COMMON 002824100    186,505  3,802,346  3,802,346      0     0         3,011,946      0   790,400
AES Corporation              COMMON 00130H105    170,934 13,148,789 13,148,789      0     0        10,416,289      0 2,732,500
Allstate Corporation         COMMON 020002101    153,871  4,841,749  4,841,749      0     0         3,847,649      0   994,100
Altria Group Inc.            COMMON 02209S103        212      8,150      8,150      0     0             8,150      0         0
Apollo Group, Inc.           COMMON 037604105    155,882  3,737,277  3,737,277      0     0         2,949,377      0   787,900
Applied Materials            COMMON 038222105    170,201 10,896,356 10,896,356      0     0         8,655,656      0 2,240,700
Bank of America Corporation  COMMON 060505104    172,466 12,938,150 12,938,150      0     0        10,227,450      0 2,710,700
Baxter International Inc     COMMON 071813109    144,276  2,683,211  2,683,211      0     0         2,114,711      0   568,500
Chubb Corporation            COMMON 171232101        307      5,000      5,000      0     0             5,000      0         0
CitiGroup, Inc.              COMMON 172967101    206,250 46,662,998 46,662,998      0     0        36,830,598      0 9,832,400
Coca Cola Company            COMMON 191216100    111,098  1,674,670  1,674,670      0     0         1,340,970      0   333,700
Comcast Corporation Class A  COMMON 20030N101    171,328  6,930,729  6,930,729      0     0         5,512,129      0 1,418,600
Credit Suisse Group          COMMON 225401108    155,951  3,662,547  3,662,547      0     0         2,901,847      0   760,700
CVS Caremark Corporation     COMMON 126650100    170,719  4,974,316  4,974,316      0     0         3,889,816      0 1,084,500
Delta Air Lines, Inc.        COMMON 247361702    100,313 10,236,031 10,236,031      0     0         8,109,831      0 2,126,200
Devon Energy Corporation     COMMON 25179M103    151,727  1,653,345  1,653,345      0     0         1,311,645      0   341,700
Diamond Offshore Drilling,
  Inc.                       COMMON 25271C102    132,042  1,699,378  1,699,378      0     0         1,342,678      0   356,700
DIRECTV Group Inc            COMMON 25459L106        731     15,626     15,626      0     0            15,626      0         0
eBay Inc.                    COMMON 278642103    164,453  5,298,092  5,298,092      0     0         4,216,492      0 1,081,600
El Paso Corporation          COMMON 28336L109    132,125  7,340,259  7,340,259      0     0         5,830,059      0 1,510,200
EQT Corporation              COMMON 26884L109    168,510  3,376,952  3,376,952      0     0         2,680,452      0   696,500
Exelon Corporation           COMMON 30161N101    209,213  5,073,053  5,073,053      0     0         4,028,653      0 1,044,400
Exxon Mobil Corp             COMMON 30231G102        298      3,548      3,548      0     0             3,548      0         0
Frontier Communications Co   COMMON 35906A108        316     38,500     38,500      0     0            38,500      0         0
General Motors Company       COMMON 37045V100    162,334  5,231,527  5,231,527      0     0         4,152,527      0 1,079,000
Goldman Sachs Group Inc      COMMON 38141G104        428      2,700      2,700      0     0             2,700      0         0
Intl Business Machines       COMMON 459200101        334      2,048      2,048      0     0             2,048      0         0
International Game Technol   COMMON 459902102    150,278  9,259,269  9,259,269      0     0         7,502,969      0 1,756,300
Jabil Circuit, Inc.          COMMON 466313103        409     20,000     20,000      0     0            20,000      0         0
JetBlue Airways Corporation  COMMON 477143101        345     55,000     55,000      0     0            55,000      0         0
Lowe's Companies, Inc.       COMMON 548661107        258      9,750      9,750      0     0             9,750      0         0
Marathon Oil Corporation     COMMON 565849106    159,814  2,997,818  2,997,818      0     0         2,375,818      0   622,000
Merck & Co. Inc.             COMMON 589331107        277      8,400      8,400      0     0             8,400      0         0
MetLife Inc.                 COMMON 59156R108    173,755  3,884,526  3,884,526      0     0         3,085,726      0   798,800
Microsoft Corp               COMMON 594918104    218,619  8,610,436  8,610,436      0     0         6,834,836      0 1,775,600
Newmont Mining Corporation   COMMON 651639106    160,252  2,936,095  2,936,095      0     0         2,333,295      0   602,800
Novartis AG ADR              COMMON 66987V109    156,858  2,886,073  2,886,073      0     0         2,282,773      0   603,300
Pfizer Inc.                  COMMON 717081103    201,623  9,927,300  9,927,300      0     0         7,877,600      0 2,049,700
Phillip Morris International COMMON 718172109        469      7,150      7,150      0     0             7,150      0         0
PNC Financial Services Group COMMON 693475105        271      4,300      4,300      0     0             4,300      0         0
Charles Schwab Corporation   COMMON 808513105    147,673  8,190,384  8,190,384      0     0         6,490,784      0 1,699,600
Southwest Airlines Company   COMMON 844741108    183,786 14,551,554 14,551,554      0     0        11,503,254      0 3,048,300
State Street Corporation     COMMON 857477103    155,270  3,455,049  3,455,049      0     0         2,714,449      0   740,600
Sunoco, Inc.                 COMMON 86764P109    149,766  3,285,067  3,285,067      0     0         2,605,567      0   679,500
Symantec Corporation         COMMON 871503108    196,476 10,597,410 10,597,410      0     0         8,418,710      0 2,178,700
TJX Companies, Inc.          COMMON 872540109        709     14,250     14,250      0     0            14,250      0         0
Texas Instruments Inc.       COMMON 882508104    154,618  4,473,898  4,473,898      0     0         3,550,598      0   923,300
Time Warner, Inc.            COMMON 887317303    183,134  5,129,801  5,129,801      0     0         4,070,001      0 1,059,800
Valero Energy Corporation    COMMON 91913Y100     98,461  3,301,828  3,301,828      0     0         2,620,628      0   681,200
Visa, Inc.                   COMMON 92826C839    161,162  2,189,103  2,189,103      0     0         1,727,003      0   462,100
Wal-Mart Stores, Inc.        COMMON 931142103    161,562  3,103,971  3,103,971      0     0         2,469,871      0   634,100
Bunge Limited                COMMON G16962105    129,748  1,793,831  1,793,831      0     0         1,416,931      0   376,900
Invesco Ltd.                 COMMON G491BT108    153,365  6,000,202  6,000,202      0     0         4,785,802      0 1,214,400
LyondellBasell Industries    COMMON N53745100    163,658  4,137,999  4,137,999      0     0         3,266,199      0   871,800
Flextronics International    COMMON Y2573F102    157,899 21,137,712 21,137,712      0     0        16,758,012      0 4,379,700

   TOTALS:                     55              6,613,336